Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Item 402(v) of R
egulation S-K, we ar
e providing the following information about the relationship between executive compensation actually paid to our principal executive officer (
PEO
) and other NEOs and certain financial performance metrics of the Company. We are externally managed by our Manager and for the years ended December 31, 2022, 2021 and 2020 our named executive officers (other than Mr. Gravelle) generally received most of their compensation from the Manager by virtue of being members of the Manager. The following table does not reflect any interests of any of our named executive officers, as applicable, relating to fees paid to the Manager through the Management Fee and the MIP. For further information concerning the Company’s executive compensation philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

PAY VERSUS PERFORMANCE TABLE

Year	Summary Compensation Table Total for PEO ($) 1	Compensation Actually Paid to PEO ($) 1,2	Average Summary Compensation Table Total for Non-PEO NEOs ($) 3	Average Compensation Actually Paid to Non-PEO NEOs ($) 2	Value of $100 Investment Based on: 4		Net Income (Loss) ($ in millions) 6	Total Shareholders’ Equity ($ in millions) 6
					Total Shareholder Return (TSR) ($)	Peer Group Total Shareholder Return (TSR) ($) 5

2022	762,749	762,749	419,403	367,883	55.53	137.39	(428.1)	2,718.8

2021	2,028,114	1,979,862	760,923	731,833	94.51	151.97	(287.0)	3,335.3

2020	1	26,701	3,973,007	4,056,044	119.04	100.59	1,786.2	3,779.6

1.
Compensation information shown is based on the Company’s PEO(s) for the year presented. Mr. Ducommun was the Company’s PEO in 2022 and 2021. Mr. Massey was the Company’s PEO in 2020. Refer to “Executive Compensation – Summary Compensation Table” for additional information.

2.
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEO or the average for our non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to the total compensation of the PEOs and the other NEOs as a group for each year to reflect the change in fair value of stock-based compensation. Refer to “Compensation Actually Paid – Equity Adjustments” below for further detail.

3.
Compensation information shown represents the average compensation of the following named executive officers as a group (excluding the applicable PEO for that year): Messrs. Massey, Coy and Gravelle for 2022 and 2021; and Messrs. Bickett, Ducommun, Coy, Gravelle and Cox in 2020. Refer to “Executive Compensation – Summary Compensation Table” for additional information.

4.	Represents the value of a fixed $100 invested on 12/31/2019 in the Company’s stock or a basket of securities of our peer group, including reinvestment of dividends.

5.
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. Peer group consists of the following companies: Apollo Global Management Inc., Compass Diversified Holdings, FS KKR Capital Corp. II, Golub Capital BDC, Inc., New Mountain Finance Corporation and Prospect Capital Corporation. The stock performance included in this table is not necessarily indicative of future stock price performance.

6.	Represents the Company’s net income (loss) and total shareholders’ equity as determined directly from the Company’s audited financial statements for the year presented.

Named Executive Officers, Footnote [Text Block]	Compensation information shown represents the average compensation of the following named executive officers as a group (excluding the applicable PEO for that year): Messrs. Massey, Coy and Gravelle for 2022 and 2021; and Messrs. Bickett, Ducommun, Coy, Gravelle and Cox in 2020. Refer to “Executive Compensation – Summary Compensation Table” for additional information.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. Peer group consists of the following companies: Apollo Global Management Inc., Compass Diversified Holdings, FS KKR Capital Corp. II, Golub Capital BDC, Inc., New Mountain Finance Corporation and Prospect Capital Corporation. The stock performance included in this table is not necessarily indicative of future stock price performance.
PEO Total Compensation Amount	$ 762,749	$ 2,028,114	$ 1
PEO Actually Paid Compensation Amount	$ 762,749	1,979,862	26,701
Adjustment To PEO Compensation, Footnote [Text Block]

PRINCIPAL EXECUTIVE OFFICER

Year	Reported Summary Compensation Table Total for PEO ($)	Less: Reported Value of Equity Awards ($) 1	Equity Award Adjustments ($) 2	Compensation Actually Paid to PEO ($)

2022	762,749	—	—	762,749

2021	2,028,114	—	(48,252)	1,979,862

2020	1	—	26,700	26,701

1.
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. We did not award any restricted stock, options or other equity awards to our PEOs in any year presented.

2.
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following, as applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair value were the same as those disclosed at the time of grant and are calculated in accordance with Accounting Standards Codification Topic 718. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)

2022	—	—	—

2021	—	(48,252)	(48,252)

2020	19,937	6,763	26,700

Non-PEO NEO Average Total Compensation Amount	$ 419,403	760,923	3,973,007
Non-PEO NEO Average Compensation Actually Paid Amount	$ 367,883	731,833	4,056,044
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

AVERAGE OF NON-PEO NAMED EXECUTIVE OFFICERS

Year	Reported Summary Compensation Table Average for Non-PEOs ($)	Less: Reported Value of Equity Awards ($) 1	Equity Award Adjustments ($) 2	Compensation Actually Paid – Average for Non-PEOs ($)

2022	419,403	—	(51,520)	367,883

2021	760,923	(132,000)	102,910	731,833

2020	3,973,007	—	83,037	4,056,044

1.
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. We generally did not grant restricted stock, options or other equity awards to our NEOs during the periods presented, other than one grant to Mr. Gravelle in 2021.

2.
The equity award adjustments for eac
h
 applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair value were the same as those disclosed at the time of grant and are calculated in accordance with Accounting Standards Codification Topic 718. The amounts deducte d or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)

2022	—	(38,667)	(12,853)	(51,520)

2021	140,600	—	(37,690)	102,910

2020	—	41,315	41,722	83,037

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Cumulative Total Shareholder Return (
TSR
).
The Company’s cumulative TSR over the three- year period presented in the table was -44.5%. The cumulative TSR of the peer group presented for this purpose was 37.4% over the three years presented in the table. Over the three-year period presented in the table, our compensation actually paid to our PEO changed from $26,701 to $762,749. Our PEOs compensation actually paid in 2020 was attributable to the change in fair value of stock compensation granted prior to 2020. Our PEOs compensation in 2022 was attributable to payments to our PEO under the ISIP. Refer to discussion under “Our Compensation Programs are Driven by our Business Objectives” and “The Investment Success Incentive Program” for further information on the ISIP. The average compensation actually paid to our NEOs as a group (excluding our PEO) decreased by 92%, directionally consistent with the Company’s cumulative TSR, over the three-year period.

Compensation Actually Paid vs. Net Income [Text Block]
Net Income (Loss).
While the Company does not use net income (loss) as a performa nce
measure in its overall executive compensation program, the change in the amount of compensation actually paid to our principal executive officer and in the average amount of compensation actually paid to the Company’s NEOs as a group (excluding our PEO) is generally aligned with the change in the Company’s net income (loss) over the three years presented in the table. As seen in the Pay Versus Performance Table, decreases in compensation actually paid to our non-
PEO NEO
s as a group in 2021 and 2022 generally aligned with similar decreases in net income (loss).

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative Total Shareholder Return (
TSR
).
The Company’s cumulative TSR over the three- year period presented in the table was -44.5%. The cumulative TSR of the peer group presented for this purpose was 37.4% over the three years presented in the table. Over the three-year period presented in the table, our compensation actually paid to our PEO changed from $26,701 to $762,749. Our PEOs compensation actually paid in 2020 was attributable to the change in fair value of stock compensation granted prior to 2020. Our PEOs compensation in 2022 was attributable to payments to our PEO under the ISIP. Refer to discussion under “Our Compensation Programs are Driven by our Business Objectives” and “The Investment Success Incentive Program” for further information on the ISIP. The average compensation actually paid to our NEOs as a group (excluding our PEO) decreased by 92%, directionally consistent with the Company’s cumulative TSR, over the three-year period.

Total Shareholder Return Amount	$ 55.53	94.51	119.04
Peer Group Total Shareholder Return Amount	137.39	151.97	100.59
Net Income (Loss)	$ (428,100,000)	(287,000,000)	$ 1,786,200,000
PEO Name	Mr. Ducommun		Mr. Massey
Total Shareholders Equity	$ 2,718,800,000	3,335,300,000	$ 3,779,600,000
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(48,252)	26,700
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			19,937
PEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(48,252)	6,763
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(132,000)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(51,520)	102,910	83,037
Non-PEO NEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		140,600
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(38,667)		41,315
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (12,853)	$ (37,690)	$ 41,722